Subsequent Events (Details) - Subsequent Event [Member]		1 Months Ended
	Jul. 15, 2019	Sep. 06, 2019 USD ($)	Aug. 20, 2019	Jul. 29, 2019	Aug. 12, 2019 CNY (¥)
Subsequent Event (Textual)
Equity interest acquire					100.00%
Subsequent event, description			The Company's common shares for the past 30 consecutive business days, the Company no longer met the minimum $1.00 per share Nasdaq continued listing requirement set forth in Nasdaq Listing Rule 5555(a)(2). The notification also stated that the Company would be provided 180 calendar days, or until February 11, 2020, to regain compliance with the foregoing listing requirement. To do so, the bid price of the Company's common stock must close at or above $1.00 per share for a minimum of 10 consecutive business days prior to that date.
Common share issued, value | $		$ 2,500,000
RMB [Member]
Subsequent Event (Textual)
Cash consideration | ¥					¥ 15,000,000
Consumer Finance Market [Member]
Subsequent Event (Textual)
Net income benefit rate	80.00%
Insurance Industry [Member]
Subsequent Event (Textual)
Net income benefit rate	90.00%
Customer Base and Sales Channels [Member]
Subsequent Event (Textual)
Net income benefit rate				60.00%